SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable and Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2016
Furniture, fixtures and office equipment
Property and equipment, net
Useful lives	5 years
Software and IT equipment
Property and equipment, net
Useful lives	3 years